DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2010
Description Of Business and Basis Of Consolidation [Abstract]
List Of Main Subsidiaries [Text Block]
List of main Subsidiaries

	Incorporation country	Voting interest (%) as of 12/31/2010
Afinco Américas Madeira, SGPS, Soc. Unipessoal Ltda.	Portugal	100.00%
Banco Dibens S.A. (1)	Brazil	100.00%
Banco Fiat S.A. (2)	Brazil	100.00%
Banco Investcred Unibanco S.A. (1)	Brazil	50.00%
Banco Itaú Argentina S.A.	Argentina	100.00%
Banco Itaú BBA S.A.	Brazil	99.99%
Banco Itaú Chile S.A.	Chile	99.99%
Banco Itaú Europa Luxembourg S.A.	Luxembourg	99.98%
Banco Itaú Europa S.A.	Portugal	99.99%
Banco Itaú Paraguay S.A. (1)(3)	Paraguay	99.99%
Banco Itaú Uruguay S.A.	Uruguay	100.00%
Banco ItauBank S.A.	Brazil	100.00%
Banco Itaucard S.A. (2)	Brazil	100.00%
Banco Itaucred Financiamentos S.A. (2)	Brazil	100.00%
Banco Itauleasing S.A. (2)	Brazil	100.00%
BIU Participações S.A. (4)	Brazil	66.15%
Cia Itaú de Capitalização	Brazil	99.99%
Dibens Leasing S.A. - Arrendamento Mercantil (1)(2)	Brazil	100.00%
FAI - Financeira Americanas Itaú S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Fiat Administradora de Consórcios Ltda.	Brazil	99.99%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	Brazil	50.00%
Hipercard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%
Itaú Administradora de Consórcios Ltda.	Brazil	99.99%
Itaú Bank, Ltd.	Cayman Islands	100.00%
Itaú Corretora de Valores S.A. (2)	Brazil	100.00%
Itaú Seguros S.A.	Brazil	100.00%
Itaú Unibanco S.A.	Brazil	100.00%
Itaú Vida e Previdência S.A.	Brazil	100.00%
Itaú XL Seguros Corporativos S.A. (5)	Brazil	100.00%
Itaúsa Export S.A.	Brazil	100.00%
Luizacred S.A. Sociedade Crédito Financiamento Investimento (1)	Brazil	50.00%
Oca Casa Financiera S.A.	Uruguay	100.00%
Orbitall Serviços e Processamento de Informações Comerciais S.A.	Brazil	99.99%
Ponto Frio Leasing S.A. Arrendamento Mercantil (1)	Brazil	50.00%
Redecard S.A. (6)	Brazil	50.01%
Unibanco - União de Banco Brasileiros S.A. (1)	Brazil	100.00%
Unibanco Holdings S.A. (1)	Brazil	100.00%
Unibanco Cayman Bank Ltd (1)	Cayman Islands	100.00%
Unibanco Participações Societárias S.A. (1)(2)	Brazil	100.00%
Unicard Banco Múltiplo S.A. (1)(2)	Brazil	100.00%